Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

Our IT department is tasked with continuous monitoring of the cybersecurity landscape, identifying risks and implementing defensive measures. This vigilance extends to the prompt communication of potential threats or incidents to the executive management and the Board of Directors. Interaction between executive management and department heads facilitates a dynamic exchange of information and a unified response strategy.

Cybersecurity Risk Management Processes Integrated [Text Block]	We identify and assess material risks from cybersecurity threats to our information systems and the information residing in our information systems by monitoring and evaluating our threat environment on an ongoing basis using various methods including, for example, using manual and automated tools, subscribing to reports and services that identify cybersecurity threats, analyzing reports of threats and threat actors, conducting scans of the threat environment, and conducting risk assessments.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors oversees the management of our cybersecurity risk. At the management level, our Chief Executive Officer and Chief Technology Officer are primarily responsible for assessing and managing material cybersecurity risks and incidents. They meet regularly with our IT and business operations teams to review cybersecurity performance metrics, identify top cybersecurity risks, and assess the status of cybersecurity programs and initiatives.
Cybersecurity Risk Role of Management [Text Block]	Cybersecurity Governance

Our board of directors oversees the management of our cybersecurity risk. At the management level, our Chief Executive Officer and Chief Technology Officer are primarily responsible for assessing and managing material cybersecurity risks and incidents. They meet regularly with our IT and business operations teams to review cybersecurity performance metrics, identify top cybersecurity risks, and assess the status of cybersecurity programs and initiatives.

As of the date hereof, the Company has not encountered cybersecurity incidents that the Company believes to have been material to the Company taken as a whole.